T. ROWE PRICE VALUE ETF

March 31, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.7%
COMMUNICATION SERVICES 3.6%
Diversified Telecommunication Services 0.6%
AT&T	80,179	2,268
		2,268
Entertainment 0.5%
Walt Disney	22,699	2,240
		2,240
Interactive Media & Services 1.3%
Alphabet, Class C	17,223	2,691
Meta Platforms, Class A	4,725	2,723
		5,414
Media 0.6%
Comcast, Class A	52,052	1,921
News, Class A	23,912	651
		2,572
Wireless Telecommunication Services 0.6%
T-Mobile US	9,075	2,420
		2,420
Total Communication Services		14,914
CONSUMER DISCRETIONARY 4.2%
Hotels, Restaurants & Leisure 1.9%
Hilton Worldwide Holdings	3,384	770
Las Vegas Sands	17,578	679
Marriott International, Class A	6,912	1,647
McDonald's	9,541	2,980
Yum! Brands	11,293	1,777
		7,853
Household Durables 0.3%
Lennar, Class A	9,547	1,096
		1,096
Specialty Retail 2.0%
AutoZone (1)	665	2,535
Home Depot	11,173	4,095
TJX	13,152	1,602
		8,232
Total Consumer Discretionary		17,181

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
CONSUMER STAPLES 9.5%
Beverages 1.2%
Coca-Cola	42,819	3,067
Keurig Dr Pepper	59,035	2,020
		5,087
Consumer Staples Distribution & Retail 2.0%
Walmart	92,130	8,088
		8,088
Food Products 0.3%
Mondelez International	15,162	1,029
		1,029
Household Products 2.3%
Colgate-Palmolive	34,802	3,261
Kimberly-Clark	23,469	3,338
Procter & Gamble	17,805	3,034
		9,633
Personal Care Products 1.8%
Kenvue	305,030	7,314
		7,314
Tobacco 1.9%
Philip Morris International	49,756	7,898
		7,898
Total Consumer Staples		39,049
ENERGY 8.4%
Energy Equipment & Services 0.6%
Schlumberger	60,203	2,517
		2,517
Oil, Gas & Consumable Fuels 7.8%
Chevron	17,023	2,848
ConocoPhillips	56,206	5,903
Diamondback Energy	7,946	1,270
EOG Resources	30,384	3,896
EQT	53,434	2,855
Exxon Mobil	86,914	10,337
Suncor Energy	32,946	1,275
TotalEnergies, ADR (2)	26,075	1,687
Williams	36,844	2,202
		32,273
Total Energy		34,790

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
FINANCIALS 24.9%
Banks 8.7%
Bank of America	203,686	8,500
Citigroup	64,231	4,560
Fifth Third Bancorp	77,154	3,024
Huntington Bancshares	130,283	1,955
JPMorgan Chase	25,021	6,138
US Bancorp	52,142	2,201
Wells Fargo	133,984	9,619
		35,997
Capital Markets 4.3%
Ares Management	14,127	2,071
Blackrock	2,133	2,019
Cboe Global Markets	6,162	1,394
Charles Schwab	81,767	6,401
CME Group	5,624	1,492
Morgan Stanley	23,176	2,704
S&P Global	2,848	1,447
		17,528
Consumer Finance 0.7%
American Express	4,115	1,107
Capital One Financial	9,541	1,711
		2,818
Financial Services 3.8%
Apollo Global Management	15,974	2,187
Corpay (1)	5,149	1,796
Equitable Holdings	89,786	4,677
Fiserv (1)	31,880	7,040
		15,700
Insurance 7.4%
American International Group	42,023	3,654
Chubb	28,133	8,496
Hartford Insurance Group	71,180	8,807
Marsh & McLennan	12,880	3,143
MetLife	49,305	3,959
Progressive	8,230	2,329
		30,388
Total Financials		102,431
HEALTH CARE 15.3%
Biotechnology 1.0%
AbbVie	7,958	1,667
Regeneron Pharmaceuticals	1,821	1,155

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Vertex Pharmaceuticals (1)	2,599	1,260
		4,082
Health Care Equipment & Supplies 2.9%
Baxter International	72,198	2,472
Becton Dickinson	18,044	4,133
Boston Scientific (1)	12,860	1,297
Zimmer Biomet Holdings	35,848	4,057
		11,959
Health Care Providers & Services 6.8%
Cigna	8,756	2,881
CVS Health	39,726	2,692
Elevance Health	15,307	6,658
HCA Healthcare	4,873	1,684
McKesson	6,749	4,542
Molina Healthcare (1)	4,855	1,599
Quest Diagnostics	5,638	954
UnitedHealth Group	13,721	7,186
		28,196
Life Sciences Tools & Services 1.8%
Agilent Technologies	9,545	1,117
Danaher	10,061	2,062
Thermo Fisher Scientific	8,316	4,138
		7,317
Pharmaceuticals 2.8%
AstraZeneca, ADR	19,072	1,402
Eli Lilly	5,469	4,517
Johnson & Johnson	10,815	1,793
Merck	7,939	713
Sanofi, ADR	35,612	1,975
Viatris	138,268	1,204
		11,604
Total Health Care		63,158
INDUSTRIALS & BUSINESS SERVICES 14.7%
Aerospace & Defense 4.6%
Boeing (1)	15,681	2,674
GE Aerospace	33,794	6,764
Howmet Aerospace	17,282	2,242
L3Harris Technologies	27,866	5,833
TransDigm Group	1,081	1,495
		19,008

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Air Freight & Logistics 0.3%
United Parcel Service, Class B	11,068	1,217
		1,217
Building Products 0.3%
Trane Technologies	3,366	1,134
		1,134
Commercial Services & Supplies 0.8%
Republic Services	13,392	3,243
		3,243
Electrical Equipment 1.6%
AMETEK	7,739	1,332
GE Vernova	2,572	785
Hubbell	5,386	1,783
Rockwell Automation	10,558	2,728
		6,628
Ground Transportation 1.9%
CSX	33,147	975
Norfolk Southern	20,125	4,767
Union Pacific	9,795	2,314
		8,056
Industrial Conglomerates 0.7%
Roper Technologies	1,318	777
Siemens, ADR	17,401	2,008
		2,785
Machinery 3.7%
AGCO	23,460	2,172
Caterpillar	3,836	1,265
Cummins	10,319	3,234
Deere	4,912	2,306
Fortive	39,207	2,869
Stanley Black & Decker	42,591	3,274
		15,120
Passenger Airlines 0.2%
United Airlines Holdings (1)	14,384	993
		993
Professional Services 0.2%
Equifax	3,739	911
		911

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Trading Companies & Distributors 0.4%
Ferguson Enterprises	9,751	1,563
		1,563
Total Industrials & Business Services		60,658
INFORMATION TECHNOLOGY 7.0%
Communications Equipment 0.3%
Motorola Solutions	3,131	1,371
		1,371
Electronic Equipment, Instruments & Components 1.4%
Amphenol, Class A	28,077	1,842
Keysight Technologies (1)	13,870	2,077
TE Connectivity	11,543	1,631
		5,550
IT Services 1.0%
Accenture, Class A	13,662	4,263
		4,263
Semiconductors & Semiconductor Equipment 3.4%
Advanced Micro Devices (1)	11,069	1,137
Analog Devices	8,745	1,764
Applied Materials	8,218	1,193
Microchip Technology	14,686	711
Micron Technology	21,652	1,881
QUALCOMM	19,558	3,004
Taiwan Semiconductor Manufacturing, ADR	10,815	1,795
Texas Instruments	14,443	2,596
		14,081
Software 0.9%
Microsoft	6,238	2,342
Salesforce.com	4,588	1,231
		3,573
Total Information Technology		28,838
MATERIALS 3.3%
Chemicals 1.8%
CF Industries Holdings	26,060	2,037
Linde	6,474	3,014
RPM International	18,517	2,142
		7,193
Construction Materials 0.2%
Vulcan Materials	3,856	900
		900

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Containers & Packaging 0.8%
International Paper	65,251	3,481
		3,481
Metals & Mining 0.5%
BHP Group, ADR (2)	14,166	687
Steel Dynamics	10,824	1,354
		2,041
Total Materials		13,615
REAL ESTATE 3.6%
Industrial REITs 0.7%
Prologis, REIT	11,572	1,294
Rexford Industrial Realty, REIT	40,971	1,604
		2,898
Residential REITs 1.2%
AvalonBay Communities, REIT	23,200	4,979
		4,979
Specialized REITs 1.7%
Equinix, REIT	574	468
Lamar Advertising, Class A, REIT	12,881	1,465
Public Storage, REIT	5,152	1,542
Weyerhaeuser, REIT	111,907	3,277
		6,752
Total Real Estate		14,629
UTILITIES 5.2%
Electric Utilities 2.3%
NextEra Energy	30,130	2,136
Southern	64,478	5,928
Xcel Energy	18,023	1,276
		9,340
Independent Power & Renewable Electricity Producer 0.6%
Vistra	22,678	2,663
		2,663
Multi-Utilities 2.3%
Ameren	47,993	4,819
Dominion Energy	21,137	1,185
DTE Energy	5,898	816
Sempra	35,067	2,502
		9,322
Total Utilities		21,325
Total Common Stocks (Cost $395,750)		410,588

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, 4.29% (3)	989,281	990
Total Short-Term Investments (Cost $989)		990
SECURITIES LENDING COLLATERAL 0.2%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.39% (3)(4)	887,322	887
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		887
Total Securities Lending Collateral (Cost $887)		887
Total Investments in Securities 100.1% of Net Assets (Cost $397,626)		$412,465
Other Assets Less Liabilities (0.1%)		(564)
Net Assets 100.0%		$411,901

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	All or a portion of this security is on loan at March 31, 2025.
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE VALUE ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/24	Purchase Cost	Sales Cost	Value 3/31/25
T. Rowe Price Government Reserve Fund	$—	—¤	—¤	$887
	Total			$887^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $887.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE VALUE ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Value ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE VALUE ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On March 31, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
ETF1074-054Q1
03/25